CONDENSED PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
20.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION

For the purpose of preparing these supplemental condensed parent company (unconsolidated) financial statements, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statements of income.

These supplemental condensed parent company (unconsolidated) financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

CONDENSED BALANCE SHEETS

	As of December 31,	As of December 31,
	2011	2010
Assets
Cash	$437,324	$21,509,633
Other receivables	122	122
Investments in subsidiaries	267,289,072	145,992,195
Total assets	$267,726,518	$167,501,950

Liabilities and equity
Current liabilities
Accrued liabilities and other payables	$434,713	$176,675
Derivative liability	8,279,827	-
Total current liabilities	8,714,540	176,675

Non-current liabilities
Contingent liability for a variable number of shares	-	14,101,247
Derivative liability	-	1,517,748
Total non-current liabilities	-	15,618,995
Total liabilities	8,714,540	15,795,670

Class A Preferred Shares, no par value; 25,000,000 shares authorized; 10,012,987 shares issued and outstanding (liquidation preference $50,064,935, less $0 and $6,135,012 discount, respectively) as of December 31, 2011 and 2010	50,064,935	43,929,923

Shareholders’ equity
Total shareholders’ equity	208,947,043	107,776,357

Total liabilities and equity	$267,726,518	$167,501,950

CONDENSED STATEMENTS OF INCOME

	For the Years Ended December 31,
	2011	2010

General and administrative expenses	$(1,249,180)	$(2,005,780)
Other income	7,339,168	-
Equity income of subsidiaries	90,302,273	50,240,060
Net income	$96,392,261	$48,234,280

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2011	2010

Net cash used in operating activities	$(991,142)	$(1,022,324)
Net cash used in investing activities	(20,140,000)	(23,908,485)
Net cash provided by financing activities	55,990	46,443,286
Effect of exchange rate changes on cash	2,843	(2,844)
Cash at the beginning of the year	21,509,633	-
Cash at the end of the year	$437,324	$21,509,633